Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is disclosure relating to the compensation of our Named Executive Officers (“NEOs”) for the last five fiscal years calculated in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (“Item 402(v)”). Item 402(v) requires disclosure of  ”compensation actually paid” (referred to herein as “Compensation Actually Paid” or the “CAP Amounts”) for the Principal Executive Officer (“PEO”) and the Non-PEO NEOs.
The Compensation Committee and the Stock Plan Subcommittee do not use the CAP Amounts when making compensation decisions. For a discussion of how our Company seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis − Elements of Compensation.”
The following tables and related disclosures provide information concerning our PEO and Non-PEO NEOs with regard to (i) the Summary Compensation Table (“SCT”) Total and (ii) the CAP Amounts.
Fiscal Year(1)	Summary Compensation Table Total for Stéphane de La Faverie	Compensation Actually Paid to Stéphane de La Faverie(2)	Summary Compensation Table Total for Fabrizio Freda	Compensation Actually Paid to Fabrizio Freda(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Earnings (Loss) (millions)	Adjusted Diluted EPS(4) (non-GAAP) (% Change in)
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	$9,613,508	$6,852,706	$17,793,402	$6,575,426	$6,943,169	$5,068,493	$45.86	$170.04	$(1,133)	(42)%
2024	—	—	17,851,573	(28,673,021)	7,009,833	1,444,404	59.08	151.60	409	(25)%
2023	—	—	21,811,244	(29,053,372)	7,648,501	828,470	106.96	140.17	1,010	(52)%
2022	—	—	25,480,056	(14,802,124)	11,203,938	8,968,835	137.13	131.49	2,408	12%
2021	—	—	65,996,984	198,805,234	9,918,104	26,666,930	169.92	123.29	2,875	57%

(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2025	Stéphane de La Faverie Fabrizio Freda	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Tracey T. Travis, Peter Jueptner
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
2021	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2025
Adjustments ($)	Stéphane de La Faverie	Fabrizio Freda	Average for Non-PEO NEOs
Summary Compensation Table	$9,613,508	$17,793,402	$6,943,169
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(6,740,531)	(11,250,026)	(4,304,685)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	4,986,571	9,060,445	2,887,915
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(481,959)	(5,248,818)	(347,201)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	305,559
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(537,695)	(3,788,984)	(431,822)
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0	(10,684)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	102,475	688,911	105,547
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(167,378)	(1,160,671)	(134,869)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	77,715	481,167	55,563
Compensation Actually Paid (as calculated)	$6,852,706	$6,575,426	$5,068,493

Certain amounts may not sum due to rounding
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2025 was $80.80 (the closing stock price on June 30, 2025, the last trading day of fiscal 2025).
(3)
The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.

(4)
Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.

Company Selected Measure Name			AdjustedDilutedEPS
Named Executive Officers, Footnote
(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2025	Stéphane de La Faverie Fabrizio Freda	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Tracey T. Travis, Peter Jueptner
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
2021	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey

Peer Group Issuers, Footnote			(3) The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2025
Adjustments ($)	Stéphane de La Faverie	Fabrizio Freda	Average for Non-PEO NEOs
Summary Compensation Table	$9,613,508	$17,793,402	$6,943,169
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(6,740,531)	(11,250,026)	(4,304,685)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	4,986,571	9,060,445	2,887,915
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(481,959)	(5,248,818)	(347,201)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	305,559
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(537,695)	(3,788,984)	(431,822)
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0	(10,684)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	102,475	688,911	105,547
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(167,378)	(1,160,671)	(134,869)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	77,715	481,167	55,563
Compensation Actually Paid (as calculated)	$6,852,706	$6,575,426	$5,068,493

Non-PEO NEO Average Total Compensation Amount			$ 6,943,169	$ 7,009,833	$ 7,648,501	$ 11,203,938	$ 9,918,104
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,068,493		$ 5,068,493	1,444,404	828,470	8,968,835	26,666,930
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2025
Adjustments ($)	Stéphane de La Faverie	Fabrizio Freda	Average for Non-PEO NEOs
Summary Compensation Table	$9,613,508	$17,793,402	$6,943,169
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(6,740,531)	(11,250,026)	(4,304,685)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	4,986,571	9,060,445	2,887,915
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(481,959)	(5,248,818)	(347,201)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	305,559
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(537,695)	(3,788,984)	(431,822)
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0	(10,684)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	102,475	688,911	105,547
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(167,378)	(1,160,671)	(134,869)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	77,715	481,167	55,563
Compensation Actually Paid (as calculated)	$6,852,706	$6,575,426	$5,068,493

Equity Valuation Assumption Difference, Footnote
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2025 was $80.80 (the closing stock price on June 30, 2025, the last trading day of fiscal 2025).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link compensation actually paid to our NEOs for the most recently completed fiscal year.
Adjusted Performance Measures*
Diluted EPS (Company-Selected Measure)
Net Sales
Return on Invested Capital
Operating Income Margin Percent

Total Shareholder Return Amount			$ 45.86	59.08	106.96	137.13	169.92
Peer Group Total Shareholder Return Amount			170.04	151.6	140.17	131.49	123.29
Net Income (Loss)			$ (1,133,000,000)	$ 409,000,000	$ 1,010,000,000	$ 2,408,000,000	$ 2,875,000,000
Company Selected Measure Amount			(42)	(25)	(52)	12	57
PEO Name	Stéphane de La Faverie	Fabrizio Freda
Share Price | $ / shares	$ 80.8		$ 80.8
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Diluted EPS
Non-GAAP Measure Description			(4) Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Operating Income Margin Percent
Stephane de La Faverie [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,613,508
PEO Actually Paid Compensation Amount			6,852,706
Fabrizio Freda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,793,402	17,851,573	21,811,244	25,480,056	65,996,984
PEO Actually Paid Compensation Amount			6,575,426	$ (28,673,021)	$ (29,053,372)	$ (14,802,124)	$ 198,805,234
PEO | Stephane de La Faverie [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(167,378)
PEO | Stephane de La Faverie [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,715
PEO | Stephane de La Faverie [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,740,531)
PEO | Stephane de La Faverie [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,986,571
PEO | Stephane de La Faverie [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(481,959)
PEO | Stephane de La Faverie [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephane de La Faverie [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(537,695)
PEO | Stephane de La Faverie [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephane de La Faverie [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,475
PEO | Fabrizio Freda [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,160,671)
PEO | Fabrizio Freda [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			481,167
PEO | Fabrizio Freda [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,250,026)
PEO | Fabrizio Freda [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,060,445
PEO | Fabrizio Freda [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,248,818)
PEO | Fabrizio Freda [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fabrizio Freda [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,788,984)
PEO | Fabrizio Freda [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fabrizio Freda [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			688,911
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(134,869)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,563
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,304,685)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,887,915
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(347,201)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			305,559
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(431,822)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,684)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 105,547